ACCOUNTING STANDARDS ADOPTED AND ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE	12 Months Ended
Dec. 31, 2023
ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE
ACCOUNTING STANDARDS ADOPTED AND ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE

4.ACCOUNTING STANDARDS ADOPTED AND ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE

4.1NEW ACCOUNTING STANDARDS ADOPTED

Amendments to IAS 1 and IFRS Practice Statement 2

The IASB amended IAS 1 Presentation of Financial Statements with regards to disclosure of accounting policies. The amendment, effective for financial years beginning on or after January 1, 2023, requires a Company to disclose its material accounting policy information rather than its significant accounting policies. Management reviewed the accounting policies previously disclosed and adjusted consequently its disclosure to reflect only the accounting policies essential to allow the users of the financial statements to understand other material information.

Amendments to IAS 8

In February 2021, the IASB amended IAS 8 Accounting Policies, Changes in Accounting estimates and Errors to introduce a definition of accounting estimates and to help entities distinguish changes in accounting policies from changes in accounting estimates. This distinction is important because changes in accounting policies must be applied retrospectively while changes in accounting estimates are accounted for prospectively. This amendment is effective for financial years beginning on or after January 1, 2023. There is no financial impact resulting from this amendment.

4.2NEW ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE

Certain new accounting standards, amendments to accounting standards and interpretations have been published but are not mandatory for the current reporting period and have not been early adopted by the Company. These standards, amendments or interpretations, except noted below, are not expected to have a material impact on the Company in the current or future reporting periods and on foreseeable future transactions.

Amendments to IAS 1 Presentation of Financial Statements on classification of liabilities

Narrow-scope amendments to IAS 1 clarify when liabilities are classified as either current or non-current. For the purposes of non-current classification, the amendments removed the requirement for a right to defer settlement or roll over of a liability for at least twelve months to be unconditional. Instead, such a right must exist at the end of the reporting period and have substance.

The amendments reconfirmed that only covenants with which a company must comply on or before the reporting date affect the classification of a liability as current or non-current. Covenants with which a company must comply after the reporting date do not affect a liability’s classification at that date. The amendments also clarify how a company classifies a liability that includes a counterparty conversion option. The amendments state that: settlement of a liability includes transferring a company’s own equity instruments to the counterparty; and when classifying liabilities as current or non-current a company can ignore only those conversion options that are recognized as equity.

The amendments are effective for years beginning on or after January 1, 2024.